Cover	Mar. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2024
Entity File Number	001-36121
Entity Registrant Name	Veeva Systems Inc.
Entity Central Index Key	0001393052
Entity Tax Identification Number	20-8235463
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4280 Hacienda Drive
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	(925)
Local Phone Number	452-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	VEEV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable